Annual Notice of Securities Sold Pursuant to Rule 24F-2

                           UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.


1.        Name and address of issuer:
               Flag Investors Emerging Growth Fund, Inc.
               One South Street
               Baltimore, MD 21202
___________________________________________________________________

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

___________________________________________________________________

3.        Investment Company Act File Number: 811-5320

          Securities Act File Number:  33-21119

___________________________________________________________________

4(a).     Last day of fiscal year for which this Form is filed:
          October 31, 1997

___________________________________________________________________

4(b). [ ] Check box if this Form is being filed late (i.e.,more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

___________________________________________________________________

4(c).     [ ] Check box if this is the last time the issuer will be
          filing this Form.
___________________________________________________________________










5.   Calculation of registration fee: (see attached Schedule A)

     (i)   Aggregate sale price of securities sold during
           the fiscal year pursuant to section 24(f):          $ 80,665,408.74
                                                                 _____________
     (ii)  Aggregate price of securities redeemed or
           repurchased during the fiscal year:        $ 40,585,610.00
                                                       ________________

     (iii) Aggregate price of securities redeemed or
           repurchased during any prior fiscal year
           ending no earlier than October 11, 1995
           that were not previously used to reduce
           registration fees payable to the
           Commission:                                       $      0
                                                       ______________

     (iv)  Total available redemption credits {add
           Items 5(ii) and 5(iii)}:                           -$ 40,585,610.00
                                                               _______________

     (v)   Net sales -- if Item 5(i) is greater than
           Item --5(iv) {subtract Item 5(iv) from
           Item 5(i)}:                                        $  40,079,798.74
                                                              ________________

     (vi)  Redemption credits available for use in
           future years                               $(              )
                                                       _______________
           --if Item 5(i) is less than Item 5(iv)
           {subtract Item 5(iv) from Item 5(i)}:

     (vii) Multiplier for determining registration fee (See
           Instruction C.9):                                          x.000295
                                                                      ________

     (viii) Registration fee due {multiply Item 5(v) by Item
            5(vii)} (enter "0" if no fee is due):                  =$11,823.54
                                                                     _________

______________________________________________________________________________

6.   Prepaid shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     ____________

___________________________________________________________________

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                        +$__________

___________________________________________________________________

8.   Total of the amount of the registration fee due plus any
     interest due {line 5(viii)
     plus line 7}:
                                                         =$11,823.54
                                                          __________

___________________________________________________________________

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                         January 16, 1998
          Method of Delivery:

                         [X] Wire Transfer
                         [ ] Mail or other means

___________________________________________________________________

                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                    /s/ Joseph A. Finelli
                    Joseph A. Finelli, Chief Financial Officer


Date: January 15, 1998

* Please print the name and title of the signing officer below the signature.





                                                          FLAG INVESTORS EMERGING GROWTH FUND, INC.
                                                                          SCHEDULE A



                 NUMBER OF                       NUMBER OF      VALUE OF      FRONT END     NUMBER OF    AGGREGATE PRICE
                  SHARES     AGGREGATE SALES     DIVIDENDS     REINVESTED       SALES        SHARES         OF SHARES
     CLASS         SOLD          PRICE          REINVESTED      DIVIDENDS    COMMISSIONS    REDEEMED        REDEEMED

  Flag Class A   1,220,895    $24,515,195.00       92,972   $1,709,779.00   $343,649.74       612,803    $12,465,235.00

  Flag Class B     234,480    $ 5,012,881.00        2,231   $   40,890.00           N/A        27,166    $   564,373.00

      Flag
  Institutional    834,599    $16,289,665.00       49,811   $  916,529.00           N/A     1,353,795    $26,372,242.00

      ABCAT      1,587,453    $31,836,820.00           --              --           N/A        53,561     $1,183,760.00

=======================================================================================================================
     TOTALS      3,877,427    $77,654,561.00      145,014   $2,667,198.00   $343,649.74     2,047,325    $40,585,610.00



                                                   AGGREGATE SALES      AGGREGATE
       NET        TOTAL SHARES                     PRICE OF SHARES       PRICE OF
   REDEMPTION       SOLD AND        AGGREGATE      SOLD IN RELIANCE       SHARES
  CARRY FORWARD    REINVESTED      SALES PRICE      ON RULE 24F-2        REDEEMED

          $   0       4,022,441   $80,665,408.74     $80,665,408.74   $40,585,610.00

$80,665,408.74 - $40,585,610.00 = $40,079,798.74
$40,079,798.74 x .000295 = $11,823.54

Fee Required                      $ 11,823.54

